Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Secured Note at 4.2% [Member]
Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals) [Line Items]
Interest rate	4.20%	4.20%
Secured Note at 3.95% [Member]
Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals) [Line Items]
Interest rate	3.95%	3.95%
Average Outstanding Rate (Member)
Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals) [Line Items]
Average outstanding rate	0.14%	0.17%